Note 6 - Software Development Costs	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Research, Development, and Computer Software Disclosure [Text Block]
6	Software Development Costs

On
September 3, 2015,
the Company entered into a software development agreement with a major aerospace and defense company whereby the aerospace company developed and licensed its simulation software to the Company. The simulation software (also called Open Loop Simulator or OLS technology) is currently the aerospace company’s intellectual property. The OLS technology generates threat simulations and enables various hardware to generate signals for performing threat analysis on systems under test. The Company licenses the OLS software as a bundled or integrated solution with its Advanced Signal Generator system.

The Company paid the aerospace company software development costs and fees for OLS of
$1.2
million in the aggregate (this includes an amendment to the software development agreement for additional features and functionality), which was paid in monthly installments as the work was performed by the aerospace company through the third
quarter of fiscal
2017.
The OLS technology is a perpetual license agreement that
may
be terminated by the Company at any time as long as the Company provides a notice to the aerospace company and pays for the development costs incurred through the notice termination date. The Company is also obligated to pay royalties to the aerospace company on net sales of its Advanced Signal Generator product sold with the OLS software equal to seven
percent of net sales price of each ASG system sold and subject to certain minimums. The Company expenses research and development costs as they are incurred. Development costs of computer software to be sold, leased, or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers.

As of
March 31, 2018,
and
March 25, 2017,
capitalized software costs were
zero
and
$733,000,
respectively. The Company began amortizing the costs of capitalized software to cost of sales in fiscal
2017
using the percentage of revenue approach. During the
fourth
quarter of fiscal
2017,
the Company revised its estimates in accounting for the amortization of the capitalized software costs due to the long procurement cycle associated with the product. The Company had previously elected to amortize the capitalized software costs on a straight-line basis over a three
year period, however, the Company revised its estimates based on the percentage of revenue associated with the current period revenues. This change in estimate and remaining amortization increased the Company’s cost of sales by
$733,000
in fiscal
2018.